Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 988,399	$ 930,658	$ 938,535
Interests in associates and joint ventures	29,577	28,909	27,344
Total external assets	3,233,034	3,017,048	3,038,677
Customer accounts	1,786,828	1,654,955	1,611,647
Constant currency
Disclosure of operating segments [line items]
Loans and advances to customers (net)	988,399	970,778	955,706
Interests in associates and joint ventures	29,577	29,728	27,632
Total external assets	3,233,034	3,139,801	3,095,132
Customer accounts	$ 1,786,828	1,719,240	1,641,000
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		40,120	17,171
Interests in associates and joint ventures		819	288
Total external assets		122,753	56,455
Customer accounts		$ 64,285	$ 29,353